SCHEDULE 1	12 Months Ended
Dec. 31, 2022
SCHEDULE 1
SCHEDULE 1

31.         CONDENSED FINANCIAL STATEMENTS OF GRAVITAS EDUCATION HOLDINGS, INC.

CONDENSED FINANCIAL STATEMENTS OF GRAVITAS EDUCATION

HOLDINGS, INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	As of December 31

	2021	2022
ASSETS
Current assets
Cash and cash equivalents	21,442	16,620
Prepaid expenses and other current assets	1,019	334
Amount due from related parties	36,147	37,090
Total current assets	58,608	54,044

Non-current assets
Investment in subsidiaries and VIEs	8,888	(28,116)
TOTAL ASSETS	67,496	25,928

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	25	50
Total current liabilities	25	50

Non-current liabilities
Other non-current liabilities	—	—
TOTAL LIABILITIES	25	50

MEZZANINE EQUITY
Redeemable non-controlling interests	—	—

SHAREHOLDERS’ EQUITY
Ordinary shares	29	29
Treasury stock	(8,667)	(7,445)
Additional paid-in capital	136,504	135,060
Statutory reserve	5,164	5,293
Accumulated deficit	(65,559)	(107,059)
TOTAL SHAREHOLDERS’ EQUITY	67,471	25,878
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL SHAREHOLDERS’ EQUITY	67,496	25,928

The accompanying notes are an integral part of the financial statements.

CONDENSED FINANCIAL STATEMENTS OF GRAVITAS EDUCATION HOLDINGS, INC.

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Years ended December 31
	2020	2021	2022
Operating expenses:
General and administrative expenses	4,508	4,071	4,397
Total operating expenses	4,508	4,071	4,397

Operating loss	(4,508)	(4,071)	(4,397)

Interest income	252	67	30
Equity in earnings of subsidiaries and VIEs	(33,024)	10,794	(37,004)

Loss before loss from equity method investments	(37,280)	6,790	(41,371)
Net (loss) income	(37,280)	6,790	(41,371)
Other comprehensive income (loss)	—	—	—
Comprehensive (loss) income	(37,280)	6,790	(41,371)

CONDENSED FINANCIAL STATEMENTS OF GRAVITAS EDUCATION HOLDINGS, INC.

STATEMENTS OF CASHFLOWS

(In thousands of U.S. dollars)

	Years ended December 31
	2020	2021	2022

Net CASH (USED IN) GENERATED BY OPERATIING ACTIVITIES	(173)	(2,665)	(4,822)
CASH FLOWS FROM INVESTING ACTIVITIES	—	—	—
CASH FLOWS FROM FINANCING ACTIVITIES	—	—	—
Net (decrease) increase in cash and cash equivalents, and restricted cash	(173)	(2,665)	(4,822)
Cash and cash equivalents , and restricted cash at beginning of the year	24,280	24,107	21,442
Cash and cash equivalents, and restricted cash at end of the year	24,107	21,442	16,620

The accompanying notes are an integral part of the financial statements.

The condensed financial statement has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2022, $7,440 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended December 31, 2020, 2021 and 2022.

Basis of preparation

The condensed financial statements of the Company has been prepared using the same accounting policies as set out in its financial statements, except that the Company has used the equity method to account for its subsidiaries and its variable interest entities. Accordingly, the condensed financial information presented herein represents the financial information of the Company.

Detailed footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, the condensed financial statements of the Company should be read in conjunction with the notes to the accompanying financial statements of the Group.